Employee benefits liabilities	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefits liabilities

20.	Employee benefits liabilities
Employee benefits liabilities consisted of the following:

	At December 31,
	2023			2022
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Pension benefits	€45	€1,913	€1,958	€43	€2,783	€2,826
Health care and life insurance plans	120	1,577	1,697	126	1,596	1,722
Other post-employment benefits	58	735	793	56	771	827
Other provisions for employees	339	686	1,025	320	741	1,061
Total Employee benefits liabilities	€562	€4,911	€5,473	€545	€5,891	€6,436
The Company recognized total expense related to continuing operations of €2,114 million for defined contribution plans for the year ended December 31, 2023 (€2,018 million in 2022 and €1,812 million in 2021).
The following table summarizes the fair value of defined benefit obligations and the fair value of related plan assets:

	At December 31,
	2023	2022
	(€ million)
Present value of defined benefit obligations:
Pension benefits	€23,468	€23,652
Health care and life insurance plans	1,697	1,722
Other post-employment benefits	767	805
Total present value of defined benefit obligations (a)	25,932	26,179

Fair value of plan assets (b)	22,642	22,676
Asset ceiling (c)	248	28
Total net defined benefit plans (a - b + c)	3,538	3,531
of which:
Net defined benefit liability (d)	4,448	5,375
Defined benefit plan asset (Note 16)	(910)	(1,844)

Other provisions for employees (e)	1,025	1,061
Total Employee benefits liabilities (d + e)	€5,473	€6,436
Pension benefits
The Company’s funding policy for defined benefits pension plans is to contribute the minimum amounts required by applicable laws and regulations or to directly pay benefit payments where appropriate. In the U.S., these excess amounts are tracked and the resulting credit balance can be used to satisfy minimum funding requirements in future years. At
December 31, 2023, the combined credit balances for the U.S. and Canada qualified pension plans were approximately €1.2 billion, with the usage of the credit balances to satisfy minimum funding requirements subject to the plans maintaining certain funding levels. During the year ended December 31, 2023, the Company made pension contributions in the U.S. and
Canada totaling €1.0 billion. Contributions to the pension plans of the Company for 2024 are expected to be €84 million, including both contributions to pension funds and direct benefit payments to employees. Of this amount, €37 million relates to the U.S. and Canada, with €26 million being mandatory contributions and €11 million discretionary contributions, €10 million relates to the UK, and €13 million relates to Germany.
The expected benefit payments for pension plans are as follows:

Expected benefit payments
(€ million)
2024	€1,771
2025	€1,784
2026	€1,780
2027	€1,791
2028	€1,753
2029-2033	€8,523
The following table summarizes changes in pension plans:

	2023					2022
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Projected benefit obligation
At beginning of period: Present value	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)	€(24,197)	€(2,480)	€(3,141)	€(413)	€(30,231)
Effect of changes in scope of consolidation and other	(1)	1	(1)	—	(1)	22	1	(283)	34	(226)
Service cost	(99)	—	(32)	(9)	(140)	(160)	—	(57)	(11)	(228)
Interest cost	(980)	(69)	(94)	(17)	(1,160)	(729)	(44)	(46)	(9)	(828)
Benefit payments for the year	1,537	83	117	39	1,776	1,564	97	105	24	1,790
Participant contributions	(1)	—	—	—	(1)	(1)	—	—	—	(1)
Actuarial gains and (losses)	(165)	108	(128)	(4)	(189)	5,568	756	750	149	7,223
Demographic assumptions and experience	10	(19)	(17)	(13)	(39)	58	(71)	(219)	(23)	(255)
Financial assumptions	(175)	127	(111)	9	(150)	5,510	827	969	172	7,478
Effect of changes in exchange rates	610	(32)	—	(13)	565	(1,265)	128	—	(12)	(1,149)
Past service cost	(396)	(2)	—	—	(398)	(3)	(3)	—	2	(4)
Effect of curtailments and settlements/Other	(268)	—	—	—	(268)	—	—	1	1	2
At period-end: Present value	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Plan Assets
At beginning of period: Fair value	€17,959	€1,989	€2,547	€181	€22,676	€21,856	€3,148	€3,238	€233	€28,475
Effect of changes in scope of consolidation and other	—	—	—	—	—	(29)	—	264	(26)	209
Expected return on assets	920	90	90	8	1,108	660	56	47	2	765
Participant contributions	1	—	—	—	1	1	—	—	—	1
Administrative Expenses	(84)	(3)	—	—	(87)	(82)	(1)	—	(1)	(84)
Actuarial gains and (losses)	560	(255)	(124)	(7)	174	(4,267)	(978)	(909)	(20)	(6,174)
Effect of changes in exchange rates	(554)	41	—	1	(512)	1,067	(165)	—	2	904
Employer contributions	993	21	6	—	1,020	309	26	8	2	345
Benefit payments for the year	(1,533)	(83)	(111)	(11)	(1,738)	(1,556)	(97)	(101)	(11)	(1,765)
At period-end: Fair value	€18,262	€1,800	€2,408	€172	€22,642	€17,959	€1,989	€2,547	€181	€22,676

	2023					2022
	US and Canada	UK	France and Germany	Other	Total	US and Canada	UK	France and Germany	Other	Total
	(€ million)
Present value of projected benefit obligation	€(18,964)	€(1,456)	€(2,809)	€(239)	€(23,468)	€(19,201)	€(1,545)	€(2,671)	€(235)	€(23,652)
Fair value of plan assets	18,262	1,800	2,408	172	22,642	17,959	1,989	2,547	181	22,676
Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)	(702)	344	(401)	(67)	(826)	(1,242)	444	(124)	(54)	(976)
Minimum funding requirement liability (IFRIC 14)	(248)	—	—	—	(248)	(28)	—	—	—	(28)
Net (liability) asset recognized in the balance sheet	(950)	344	(401)	(67)	(1,074)	(1,270)	444	(124)	(54)	(1,004)
Of which, liability	(1,444)	(22)	(432)	(60)	(1,958)	(2,528)	(38)	(192)	(68)	(2,826)
Of which, asset	494	366	31	(7)	884	1,258	482	68	14	1,822
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€140	€228	€238
Interest expense	1,160	828	678
Interest income	(1,108)	(765)	(588)
Other administration costs	87	83	73
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	666	3	(184)
Items relating to discontinued operations	—	—	—
Total recognized in the Consolidated Income Statement	€945	€377	€217
During the year ended December 31, 2023, U.S. and Canada pension plans were amended for benefit changes made under collective bargaining agreements negotiated with the UAW and Unifor and the associated prior service costs were recognized in the Consolidated Income Statement in the amount of €396 million. In addition, voluntary separation packages offered during 2023 resulted in pension plan curtailment charges of €268 million recognized within Restructuring costs.
During the year ended December 31, 2021, there was a prior service credit primarily due to an amendment to benefits offered which incentivizes employees to elect lump sum or installment options over annuity payouts.
The fair value of plan assets by class was as follows:

	At December 31,
	2023		2022
	Amount	of which have a quoted market price in an active market	Amount	of which have a quoted market price in an active market
	(€ million)
Cash and cash equivalents	€1,943	€1,742	€961	€850
U.S. equity securities	671	669	908	906
Non-U.S. equity securities	516	516	641	641
Equity commingled funds	1,118	688	1,445	399
Equity instruments	2,305	1,873	2,994	1,946
Government securities	2,837	1,476	2,262	986
Corporate bonds (including convertible and high yield bonds)	4,414	217	4,333	14
Other fixed income	4,178	—	4,950	37
Fixed income securities	11,429	1,693	11,545	1,037
Private equity funds	2,956	—	2,965	—
Diversified Commingled funds	47	—	125	34
Real estate funds	1,288	—	1,343	4
Hedge funds	2,308	—	2,634	—
Investment funds	6,599	—	7,067	38
Insurance contracts and other	366	22	109	73
Total fair value of plan assets	€22,642	€5,330	€22,676	€3,944
Non-U.S. equity securities were invested broadly in developed international and emerging markets. Fixed income securities were debt instruments primarily comprised of long-term U.S. Treasury and global government bonds, as well as
U.S., developed international and emerging market companies’ debt securities diversified by sector, geography and through a wide range of market capitalizations. Private equity funds included those in limited partnerships that invest primarily in the equity of companies that are not publicly traded on a stock exchange. Private debt funds included those in limited partnerships that invest primarily in the debt of companies and real estate developers. Commingled funds included common collective trust funds, mutual funds and other investment entities. Real estate fund investments included those in limited partnerships that invest in various commercial and residential real estate projects around the world. Hedge fund investments included those seeking to maximize absolute return using a broad range of strategies to enhance returns and provide additional diversification.
The investment strategies and objectives for pension assets primarily in the U.S., Canada, France, Germany and UK reflected a balance of liability-hedging and return-seeking investment considerations. The investment objectives were to minimize the volatility of the value of pension assets relative to pension liabilities and to ensure that assets were sufficient to pay plan obligations. The objective of minimizing the volatility of assets relative to liabilities was addressed primarily through asset diversification, partial asset-liability matching and hedging. Assets were broadly diversified across many asset classes to achieve risk-adjusted returns that, in total, lower asset volatility relative to the liabilities. Additionally, in order to minimize pension asset volatility relative to the pension liabilities, a portion of the pension plan assets were allocated to fixed income securities. The Company policy for these plans ensured actual allocations were in line with target allocations as appropriate.
Assets were actively monitored and managed primarily by external investment managers. Investment managers were not permitted to invest outside of the asset class or strategy for which they had been appointed. The Company used investment guidelines to ensure investment managers invested solely within the mandated investment strategy. Certain investment managers used derivative financial instruments to mitigate the risk of changes in interest rates and foreign currencies impacting the fair values of certain investments. Derivative financial instruments could also be used in place of physical securities when it was more cost-effective and/or efficient to do so. Plan assets did not include the Company shares or properties occupied by Stellantis companies, with the possible exception of commingled investment vehicles where the
Company did not control the investment guidelines.
Sources of potential risk in pension plan assets were related to market risk, interest rate risk and operating risk.
Market risk was mitigated by diversification strategies and as a result, there were no significant concentrations of risk in terms of sector, industry, geography, market capitalization, manager or counterparty. Interest rate risk was mitigated by partial asset-liability matching. The fixed income target asset allocation partially matched the bond-like and long-dated nature of the pension liabilities. Interest rate increases generally will result in a decline in the fair value of the investments in fixed income securities and the present value of the obligations. Conversely, interest rate decreases will generally increase the fair value of the investments in fixed income securities and the present value of the obligations. Operating risks were mitigated through ongoing oversight of external investment managers’ style adherence, team strength and firm health.
The weighted average assumptions used to determine defined benefit obligations were as follows:

	At December 31,
	2023					2022
	U.S.	Canada	UK	France	Germany	U.S.	Canada	UK	France	Germany
Discount rate	5.43%	4.64%	5.29%	4.46%	3.99%	5.40%	5.27%	4.52%	4.01%	3.56%
Future salary increase rate	—%	3.50%	2.70%	2.77%	2.80%	—%	3.50%	2.55%	2.68%	2.80%
The average duration of U.S., Canada, UK, France and Germany liabilities was approximately 9, 10, 12, 7 and 16, respectively.
Health care and life insurance plans
Liabilities arising from these unfunded plans comprised obligations for retiree health care and life insurance granted to employees and to retirees only in the U.S. and Canada. Upon retirement from the Company, these employees may become eligible for continuation of certain benefits. Benefits and eligibility rules may be modified periodically. The expected benefit payments for unfunded health care and life insurance plans are as follows:

Expected benefit payments
(€ million)
2024	€120
2025	€119
2026	€119
2027	€119
2028	€119
2029-2033	€591
Changes in net defined benefit obligations for healthcare and life insurance plans were as follows:

	2023	2022
	(€ million)
Present value of obligations at January 1	€1,722	€2,258
Included in the Consolidated Income Statement	143	92
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(25)	(45)
- Financial assumptions	40	(565)
Effect of movements in exchange rates	(53)	118
Other:
Benefits paid	(130)	(136)
December 31	€1,697	€1,722
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€11	€21	€21
Interest expense	89	70	60
Past service costs/(credits) and losses/(gains) arising from settlements	43	1	—
Total recognized in the Consolidated Income Statement	€143	€92	€81
During the year ended December 31, 2023, the U.S. plans were amended for benefit changes made under collective bargaining agreements negotiated with the UAW and the associated prior service costs were recognized in the Consolidated
Income Statement in the amount of €32 million. In addition, voluntary separation packages offered during 2023 resulted in
OPEB plan curtailment charges of €11 million, recognized within Restructuring costs.
Health care and life insurance plans were accounted for on an actuarial basis, which required the selection of various assumptions. In particular, it required the use of estimates of the present value of the projected future payments to all participants, taking into consideration the likelihood of potential future events such as health care cost increases and demographic experience.
The weighted average assumptions used to determine the defined benefit obligations were as follows:

	At December 31,
	2023		2022
	U.S.	Canada	U.S.	Canada
Discount rate	5.51%	4.64%	5.54%	5.27%
Salary growth	2.50%	2.00%	1.50%	1.25%
Weighted average ultimate healthcare cost trend rate	3.95%	4.00%	4.00%	4.00%
The average duration of the U.S. and Canadian liabilities was approximately 11 and 13 years, respectively.
The annual rate of increase in the per capita cost of covered U.S. health care benefits assumed for the next year and used in the 2023 plan valuation was 7.1 percent. The annual rate was assumed to decrease gradually to 3.9 percent through
2047 and remain at that level thereafter. The annual rate of increase in the per capita cost of covered Canadian health care benefits assumed for next year and used in the 2023 plan valuation was 4.6 percent. The annual rate was assumed to decrease gradually to 4.0 percent through 2040 and remain at that level thereafter.
Other post-employment benefits
Other post-employment benefits comprised other employee benefits granted to Company employees primarily in
Europe.
Changes in defined benefit obligations for other post-employment benefits were as follows:

	2023	2022
	(€ million)
Present value of obligations at January 1	€805	€1,125
Included in the Consolidated Income Statement	60	(34)
Included in Other comprehensive income:
Actuarial (gains)/losses from:
- Demographic and other assumptions	(27)	49
- Financial assumptions	(29)	(279)
Effect of movements in exchange rates	(4)	1
Other:
Benefits paid	(47)	(56)
Other changes	9	(1)
Present value of obligations at December 31	€767	€805
As at December 31, 2023, the above Other post-employment benefit liability is net of plan assets of €290 million.
Amounts recognized in the Consolidated Income Statement were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Current service cost	€31	€38	€95
Interest expense	34	12	10
Past service costs/(credits) and losses/(gains) arising from settlements	(5)	(84)	(82)
Total recognized in the Consolidated Income Statement	€60	€(34)	€23
Past service credits are primarily due to the impact on French plans of voluntary departures.
Other provisions for employees
Other provisions for employees primarily included long-term disability benefits, supplemental unemployment benefits, variable and other deferred compensation, as well as bonuses granted for tenure at the Company.